CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 50,766,000	$ 82,754,000
Time deposits	258,000	10,000
Restricted cash	26,756,000	22,543,000
Short-term investments	5,723,000	7,011,000
Amount due from an equity investee	6,000	312,000
Accounts receivable, net of allowance for credit losses of US$37,215 and US$29,163 as of December 31, 2022 and 2023, respectively	56,752,000	64,556,000
Rebates receivable	1,006,000	2,933,000
Prepaid media costs	11,781,000	16,494,000
Other current assets, net of allowance for credit losses of US$nil and US$8,384 as of December 31, 2022 and 2023, respectively	6,755,000	8,047,000
Total current assets	159,803,000	204,660,000
Non-current assets
Deferred tax assets		720,000
Property and equipment, net		241,000
Investment in an equity investee	218,000	279,000
Other long-term investments	3,179,000	5,970,000
Intangible assets, net		991,000
Goodwill	0
Right-of-use assets, net	54,000	1,292,000
Other assets, net of allowance for credit losses of US$4,043 and US$nil as of December 31, 2022 and 2023, respectively	450,000	7,629,000
Total non-current assets	3,901,000	17,122,000
Total assets	163,704,000	221,782,000
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity ("VIE") and its subsidiaries without recourse to the Company of US$2,008 and US$1,065 as of December 31, 2022 and 2023, respectively)	40,321,000	41,728,000
Deferred revenue (including deferred revenue of the consolidated VIE and its subsidiaries without recourse to the Company of US$29 and US$nil as of December 31, 2022 and 2023, respectively)	12,390,000	16,975,000
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$861 and US$646 as of December 31, 2022 and 2023, respectively)	25,326,000	30,539,000
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$111 and US$64 as of December 31, 2022 and 2023, respectively)	1,661,000	2,151,000
Bank borrowings (including bank borrowing of the consolidated VIE and its subsidiaries without recourse to the Company of US$1,590 and US$1,951 as of December 31, 2022 and 2023, respectively)	38,406,000	44,283,000
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of US$501 and US$433 as of December 31, 2022 and 2023, respectively)	1,968,000	2,040,000
Total current liabilities	120,072,000	137,716,000
Non-current liabilities
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$24 and US$48 as of December 31, 2022 and 2023, respectively)	1,231,000	1,380,000
Deferred tax liabilities (including deferred liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$64 and US$26 as of December 31, 2022 and 2023, respectively)	1,111,000	1,326,000
Accrued liabilities and other liabilities	38,000	2,071,000
Total non-current liabilities	2,380,000	4,777,000
Total liabilities	122,452,000	142,493,000
Commitments and contingencies
Equity
Treasury shares (5,843,335 and 6,398,616 shares as of December 31, 2022 and 2023, respectively)	(28,656,000)	(28,457,000)
Additional paid-in capital	530,521,000	529,455,000
Statutory reserves	81,000	81,000
Accumulated other comprehensive losses	(4,069,000)	(4,086,000)
Accumulated deficit	(460,802,000)	(422,112,000)
Total iClick Interactive Asia Group Limited shareholders' equity	37,125,000	74,930,000
Non-controlling interests	4,127,000	4,359,000
Total equity	41,252,000	79,289,000
Total liabilities and equity	163,704,000	221,782,000
Class A ordinary shares
Equity
Ordinary shares	45,000	44,000
Class B ordinary shares
Equity
Ordinary shares	$ 5,000	$ 5,000